UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment |_|; Amendment Number:
                                                -----
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
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Address:    11111 Santa Monica Blvd
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            Suite 770
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            Los Angeles, CA 90025
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Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
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Title:    COO & Partner
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Phone:    (310) 201-7909
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Signature, Place, and Date of Signing:

/s/ Jim McCoy                   Los Angeles, CA                August 12, 2009
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   25
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Form 13F Information Table Value Total:             $130,316
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

EXPO CAPITAL MANAGEMENT, LLC                        FORM 13F INFORMATION TABLE                                        MARCH 31, 2009

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                       COMM            H01301102   $6,967     60,000   SH         sole                   60,000
ALLERGAN INC                    COMM            018490102   $9,040    190,000   SH         sole                  190,000
BECKMAN COULTER INC             COMM            075811109   $4,371     76,500   SH         sole                   76,500
CHARLES RIVER LABORATORIES      COMM            159864107   $5,231    155,000   SH         sole                  155,000
COVANCE INC                     COMM            222816100   $4,920    100,000   SH         sole                  100,000
ECLIPSYS CORP                   COMM            278856109   $4,889    275,000   SH         sole                  275,000
MCKESSON HBOC INC COM           COMM            58155Q103   $4,400    100,000   SH         sole                  100,000
OMNICARE INC                    COMM            681904108   $5,152    200,000   SH         sole                  200,000
PERKINELMER INC                 COMM            714046109   $4,959    285,000   SH         sole                  285,000
RESMED INC                      COMM            761152107   $4,216    103,500   SH         sole                  103,500
ST JUDE MEDICAL INC             COMM            790849103   $8,220    200,000   SH         sole                  200,000
WATERS CORP                     COMM            941848103   $4,890     95,000   SH         sole                   95,000
CALL DENDREON CORP JAN030.00    OPTION          24823Q1AF   $1,129      1,500   SH   CALL  sole                    1,500
ALEXION PHARMACEUTICALS INC     Nasdaq OTC      015351109   $7,194    175,000   SH         sole                  175,000
AMGEN INC                       Nasdaq OTC      031162100   $5,294    100,000   SH         sole                  100,000
CUBIST PHARMACEUTICALS INC      Nasdaq OTC      229678107   $5,041    275,000   SH         sole                  275,000
CEPHALON INC                    Nasdaq OTC      156708109   $5,665    100,000   SH         sole                  100,000
DENDREON CORP                   Nasdaq OTC      24823Q107   $7,500    300,000   SH         sole                  300,000
HEALTH MANAGEMENT SYSTEM INC    Nasdaq OTC      40425J101   $4,276    105,000   SH         sole                  105,000
INTEGRA LIFESCIENCES CORP       Nasdaq OTC      457985208   $4,295    162,000   SH         sole                  162,000
MARTEK BIOSCIENCES CORP         Nasdaq OTC      572901106   $4,230    200,000   SH         sole                  200,000
ONYX PHARMACEUTICALS INC        Nasdaq OTC      683399109   $4,945    175,000   SH         sole                  175,000
MERIDIAN BIOSCIENCE INC         Nasdaq OTC      589584101   $4,516    200,000   SH         sole                  200,000
WRIGHT MEDICAL GROUP INC        Nasdaq OTC      98235T107   $4,390    270,000   SH         sole                  270,000
DENTSPLY INTERNATIONAL INC NEW  Nasdaq OTC      249030107   $4,586    150,000   SH         sole                  150,000